Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term investments
Held-to-maturity investments and term deposits	¥ 158,728	$ 22,356	¥ 20,660
Available-for-sale investments			14,941
Trading debt securities	84,537	11,907	207,670
Equity securities measured at fair value	3,630	511	5,265
Investments held by consolidated investment funds measured at fair value	132,561	18,671	67,443
Total short-term investments	379,456	53,445	315,979
Long-term investments
Term deposits	100,000	14,085
Investments measured at fair value	595,854	83,924	631,662
Total other long-term investments	639,471	90,068	699,344
Investments held by consolidated investment funds measured at fair value	71,013	10,001	74,751
Total long-term investments	810,484	114,154	774,095
Total investments	1,189,940	167,599	1,090,074
Private equity funds products
Long-term investments
Investments measured at cost less impairment	20,367	2,869	27,207
Other investments
Long-term investments
Investments measured at cost less impairment	¥ 23,250	$ 3,275	¥ 40,475